UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 29, 2008 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Growth Fund

February 29, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 99.6%
Consumer Discretionary - 7.8%
Central European Media Enterprises Ltd., Class A*	1,535	[2]	$141,096
International Game Technology	5,045	[2]	227,782
Kohl’s Corp.*	5,263		233,888
News Corp., Inc., Class A	6,355		116,996
Urban Outfitters, Inc.*	9,122	[2]	262,531

Total Consumer Discretionary			982,293
Consumer Staples - 4.0%
CVS Corp.	3,563		143,874
Hansen Natural Corp.*	3,524	[2]	146,246
Procter & Gamble Co., The,	3,325		220,048

Total Consumer Staples			510,168
Energy - 7.6%
Peabody Energy Corp.	5,786	[2]	327,603
Petroleo Brasileiro S.A., Sponsored ADR	1,761		206,636
Schlumberger, Ltd.	1,702		147,138
Southwestern Energy Co.*	2,074		135,287
Transocean, Inc.	1,021	[2]	143,461

Total Energy			960,125
Financials - 2.9%
CME Group, Inc.	353	[2]	181,195
State Street Corp.	2,282		179,251

Total Financials			360,446
Health Care - 30.1%
Abbott Laboratories Co.	6,246		334,473
Arena Pharmaceuticals, Inc.*	16,778	[2]	113,755
Auxilium Pharmaceuticals, Inc.	3,899		124,924
Charles River Laboratories International, Inc.*	2,099	[2]	122,959
China Medical Technologies, Inc.*	3,588	[2]	165,048
Elan Corp., PLC -Sponsored ADR*	6,768	[2]	154,107
Exelixis, Inc.*	33,532		213,934
Forest Laboratories, Inc.*	3,768		149,853
Genentech, Inc.*	3,253	[2]	246,415
Gilead Sciences, Inc.*	5,920		280,134
Hansen Medical, Inc.*	5,497		103,289
HMS Holdings Corp.*	4,835	[2]	132,286
Hologic, Inc.*	4,177	[2]	251,915
ICON PLC.*	3,186		210,595
IDEXX Laboratories, Inc.	2,319	[2]	128,635
Illumina, Inc.*	3,081	[2]	223,095
Intuitive Surgical, Inc.*	247	[2]	69,634
Inverness Medical Innovations, Inc.*	2,770	[2]	80,746
Kendle International, Inc.*	4,471		200,346
Millipore Corp.*	1,920	[2]	134,208
Qiagen N.V.*	5,559		122,242
Vertex Pharmaceuticals, Inc.*	6,330	[2]	110,775
WuXi PharmaTech Cayman, Inc.* ADR	5,048	[2]	121,152

Total Health Care			3,794,520
Industrials - 11.6%
AMR Corp.*	6,308		80,805
Chicago Bridge & Iron Co. N.V.	2,906	[2]	135,187
Deere & Co.	1,729		147,328
Dryships, Inc.	1,451	[2]	109,260

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
EnerNOC, Inc.*	4,182		61,810
Fuelcell Energy, Inc.*	14,867		106,448
General Electric Co.	6,314		209,246
IHS, Inc., Class A*	2,615	[2]	161,215
ITT Industries, Inc.	2,263		127,271
Northwest Airlines Corp.*	19,250	[2]	258,528
Quanta Services, Inc.*	2,820		67,342

Total Industrials			1,464,440
Information Technology - 26.0%
Brocade Communications Systems, Inc.*	43,117		331,569
Cisco Systems, Inc.*	10,317		251,424
EMC Corp.*	11,503		178,757
Entropic Communications, Inc.*	9,751		57,726
Equinix, Inc.*	4,316		299,315
Google, Inc.*	571		269,044
Intel Corp.	9,169		182,922
Itron, Inc.*	1,521	[2]	144,997
McAfee, Inc.*	6,331		210,632
MICROS Systems, Inc.*	5,054		161,930
Microsoft Corp.	9,112		248,029
Nuance Communications, Inc.*	7,439	[2]	122,372
Omniture, Inc.*	9,918		227,916
Oracle Corp.*	12,998		244,362
QUALCOMM, Inc.	3,814		161,599
Universal Display Corp.*	4,806	[2]	81,894
Broadcom Corp., Class A*	5,490		103,816

Total Information Technology			3,278,304
Materials - 8.4%
Mosaic Co., The*	3,221		358,497
Newmont Mining Ltd.	5,727	[2]	293,051
Potash Corp. of Saskatchewan	2,080		330,512
Zoltek Companies, Inc.*	3,317	[2]	75,893

Total Materials			1,057,953
Telecommunication Services - 1.2%
NII Holdings, Inc., Class B*	3,790		150,577

Total Common Stocks (cost $12,949,274)			12,558,826
Other Investment Companies - 34.1%[1]
Bank of New York Institutional Cash Reserves Fund, 3.14%[3]	4,136,091		4,136,091
Dreyfus Cash Management Fund, Institutional Class Shares, 3.59%	166,811		166,811

Total Other Investment Companies (cost $4,302,902)			4,302,902

Total Investments - 133.7% (cost $17,252,176)			16,861,728

Other Assets, less Liabilities - (33.7)%			(4,247,358)

Net Assets - 100%			$12,614,370

Essex Small/Micro Cap Growth Fund

February 29, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 95.6%
Consumer Discretionary - 7.8%
1-800-FLOWERS.COM, Inc.*	188,266		$1,513,659
Capella Education Co.*	32,104		1,692,202
Corinthian Colleges, Inc.*	125,790	[2]	1,000,030
DXP Enterprises, Inc.*	39,539		1,477,968
Iconix Brand Group, Inc.*	71,538		1,486,560
Knology, Inc.*	120,647	[2]	1,474,306
Lifetime Brands, Inc.	56,859		587,353
Wonder Auto Technology, Inc.*	177,016		1,632,088

Total Consumer Discretionary			10,864,166
Consumer Staples - 2.4%
Darling International, Inc.*	142,953		1,987,047
Hain Celestial Group, Inc.*	51,051	[2]	1,378,377

Total Consumer Staples			3,365,424
Energy - 1.4%
Mitcham Industries, Inc.*	106,633		1,882,072

Financials - 1.8%
Argo Group International Holdings, Ltd.*	33,608		1,257,611
Portfolio Recovery Associates, Inc.	35,848		1,309,169

Total Financials			2,566,780
Health Care - 28.9%
Alphatec Holdings, Inc.	60,778		351,296
Animal Health International, Inc.*	133,803	[2]	1,410,284
Biolase Technology, Inc.*	238,722		837,914
BioScrip, Inc.*	252,630		1,775,989
Bruker BioSciences Corp.*	196,173		2,681,685
Cantel Medical Corp.*	101,979		1,123,809
Chindex International, Inc.*	46,257	[2]	1,688,843
HMS Holdings Corp.*	89,768		2,456,052
icad, Inc.*	344,515		861,288
Illumina, Inc.*	38,629	[2]	2,797,126
Kendle International, Inc.*	54,375		2,436,544
Luminex Corp.*	120,174		2,092,229
MEDTOX Scientific, Inc.*	62,493		999,263
Meridian Bioscience, Inc.	69,876		2,394,651
Neogen Corp.*	61,093		1,648,900
NuVasive, Inc.*	57,174		2,203,486
Omnicell, Inc.*	66,569		1,264,811
Parexel International Corp.*	52,695	[2]	2,895,590
Sequenom, Inc.*	171,890		1,201,511
Sonic Innovations, Inc.*	234,348		991,292
Symmetry Medical, Inc.*	95,209		1,694,720
Transcend Services, Inc.*	115,188		1,079,312
Volcano Corp.*	101,157		1,240,185
Wright Medical Group, Inc.*	86,654		2,280,733

Total Health Care			40,407,513
Industrials - 14.5%
Team, Inc.*	57,192		1,743,784
American Railcar Industries, Inc.	37,037		919,999
American Superconductor Corp.*	73,200	[2]	1,653,588
Ameron International Corp.	16,690		1,842,075
Barnes Group, Inc.	55,477	[2]	1,261,547
BTU International, Inc.*	87,021		932,865
Bucyrus International, Inc.	28,832		2,879,740
China Fire & Security Group, Inc.*	60,096		725,359
Fuelcell Energy, Inc.*	200,075		1,432,537

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Hurco Companies, Inc.*	33,486		1,480,751
Kaydon Corp.	30,774	[2]	1,314,358
Kenexa Corp.*	59,484		1,205,146
Layne Christensen Co.*	46,975		1,880,879
Lydall, Inc.*	102,137		1,040,776

Total Industrials			20,313,404
Information Technology - 35.6%
Advanced Analogic Technologies, Inc.*	146,085		949,552
Amtech Systems, Inc.*	109,835		1,369,642
Amicas, Inc.	476,464		1,248,336
Anadigics, Inc.*	163,387		1,150,244
AsiaInfo Holdings, Inc.*	178,783		1,986,279
AXT, Inc.	291,592		1,609,588
Blackboard, Inc.*	45,662		1,313,696
Bluephoenix Solutions Ltd.*	107,263		1,069,412
Bottomline Technologies, Inc.*	117,323		1,506,427
Callidus Software, Inc.*	210,712		1,034,596
Concur Technologies, Inc.*	57,192		1,672,294
CyberSource Corp.*	95,069		1,388,958
DemandTec, Inc.*	95,541		969,741
EMCORE Corp.*	155,182	[2]	1,714,761
Epiq Systems, Inc.*	93,634		1,273,422
Falconstor Software, Inc.*	138,509		1,152,395
Globecomm Systems, Inc.*	175,354		1,544,869
iGate Corp.*	163,405		1,294,168
Interactive Intelligence, Inc.*	112,512		1,604,421
L-1 Identity Solutions, Inc.*	78,851	[2]	943,058
Lecroy Corp.*	161,900		1,277,391
LTX Corp.*	390,743		1,269,915
MICROS Systems, Inc.*	66,552	[2]	2,132,326
Navisite, Inc.*	317,433		1,288,778
Netgear, Inc.*	54,270		1,184,171
Netgear, Inc.*	236,920		1,426,258
Omniture, Inc.*	60,761		1,396,288
Presstek, Inc.*	227,787		1,070,599
Rimage Corp.*	66,342	[2]	1,527,193
Shanda Interactive Entertainment, Ltd.* ADR	50,858	[2]	1,682,383
Sierra Wireless, Inc.*	84,187		1,217,344
SkillSoft PLC ADR*	262,358		2,300,880
Taleo Corp.*	66,727		1,271,817
TheStreet.com, Inc.	115,293		1,044,555
Ultimate Software Group, Inc., The*	60,743		1,655,854
Zoran Corp.*	85,341		1,171,732

Total Information Technology			49,713,343
Materials - 1.8%
Headwaters, Inc.*	94,142		1,154,181
Landec Corp.*	149,934		1,406,381

Total Materials			2,560,562
Telecommunication Services - 1.4%
Centennial Communications Corp.*	164,175		865,202
PAETEC Holding Corp.*	132,718		1,024,583

Total Telecommunication Services			1,889,785

Total Common Stocks (cost $140,684,068)			133,563,049
Other Investment Companies - 14.9%[1]
Bank of New York Institutional Cash Reserves Fund, 3.14%[3]	15,640,125		15,640,125
Dreyfus Cash Management Fund, Institutional Class Shares, 3.59%	2,170,081		2,170,080
JPMorgan Liquid Asset Money Market Fund, 2.87%	3,010,553		3,010,553

Total Other Investment Companies (cost $20,820,758)			20,820,758

Total Investments - 110.5% (cost $161,504,826)			154,383,807

Other Assets, less Liabilities - (10.5)%			(14,632,367)

Net Assets - 100%			$139,751,440

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At February 29, 2008 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth	$17,280,062	$1,178,140	($1,596,474)	($418,334)
Essex Small/Micro Cap Growth	161,857,490	12,964,854	(20,438,537)	7,473,683

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its February 29, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of February 29, 2008, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth	$3,868,055	30.7%
Essex Small/Micro Cap Growth	14,730,074	10.5%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: April 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: April 4, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: April 4, 2008